Stock-Based Compensation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Stock-Based Award Plan Activity
A summary of the Company’s stock-based award plan activity, including stock options and SARs, for the nine month period ended September 30, 2017 is presented in the following table (underlying shares in thousands):

	Shares	Weighted-Average Exercise Price (per share)
Outstanding at December 31, 2016	13,285	$8.85
Granted	799	$20.00
Settled	(92)	$8.17
Forfeited	(938)	$8.21
Outstanding at September 30, 2017	13,054	$9.52
Vested at September 30, 2017	6,676	$8.73

Assumptions Used to Estimate Fair Value of Options Granted
The following assumptions were used to estimate the fair value of options granted during the nine month period ended September 30, 2017 using the Black-Scholes option-pricing model.

Nine Months Ended September 30, 2017
Assumptions:
Expected life of options (in years)	5.00 - 6.25
Risk-free interest rate	1.94 - 2.12%
Assumed volatility	41.2 - 45.8%
Expected dividend rate	0.00%

The weighted-average assumptions used in the valuation of stock option awards granted or modified for the years ended December 31, 2016, 2015, and 2014 are presented in the table below.
	2016	2015	2014
Assumptions:
Exercise Price	$9.44	$9.49	$8.23
Risk-free interest rate	1.31%	1.58%	1.98%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	49.5	49.9	67.6
Expected life (in years)	5.1	4.8	6.1

Summary of Assumptions Used to Estimate Fair Value of DSUs Granted
The following assumptions were used to estimate the fair value of DSUs at the time of grant using the Finnerty discount for lack of marketability pricing model:

Nine Months Ended September 30, 2017
Assumptions:
Average length of holding period restrictions (years)	1.42
Assumed volatility	5.15%

The following weighted-average actuarial assumptions were used to determine net periodic benefit cost for the years ended December 31, 2016, 2015, and 2014:
	Pension Benefits - U.S. Plans
	2016	2015	2014
Discount rate	4.1%	3.8%	4.5%
Expected long-term rate of return on plan assets	7.75%	7.75%	7.75%
	Pension Benefits - Non-U.S. Plans
	2016	2015	2014
Discount rate	3.3%	3.1%	4.2%
Expected long-term rate of return on plan assets	6.2%	6.2%	6.3%
Rate of compensation increases	2.9%	3.0%	3.0%
	Other Postretirement Benefits
	2016	2015	2014
Discount rate	4.7%	4.5%	5.1%

The following weighted-average actuarial assumptions were used to determine benefit obligations for the years ended December 31, 2016, 2015, and 2014:
	Pension Benefits - U.S. Plans
	2016	2015	2014
Discount rate	4.0%	4.1%	3.8%
	Pension Benefits - Non-U.S. Plans
	2016	2015	2014
Discount rate	2.3%	3.3%	3.1%
Rate of compensation increases	2.8%	2.9%	3.0%
	Other Postretirement Benefits
	2016	2015	2014
Discount rate	4.7%	4.7%	4.5%